CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement of Income Captions [Line Items]
Foreign currency translation adjustment, taxes
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	2,818	42
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	¥ 2,818	¥ 42